Income Taxes (Details) - Schedule of components of company's deferred tax assets and liabilities - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Tax losses carry forwards	$ 786,379,000	$ 755,431,000
Inventory related	2,731,000	2,500,000
Intangible assets	4,551,000	11,465,000
Provision for employee related obligations	2,808,000	2,380,000
Stock-based compensation	14,726,000	9,838,000
Deferred revenue	5,386,000	4,524,000
Property, plant and equipment	202,000	254,000
Allowance for credit losses	387,000	173,000
Research and development credit carry forwards	22,511,000	21,577,000
Research and development capitalization (including Section 174)	32,673,000	22,952,000
Deferred Tax Assets, Equity Method Investments	19,349,000	9,240,000
Deferred tax assets (under "Other non-current assets")	9,622,000	6,491,000
Gross deferred tax assets	901,325,000	846,825,000
Valuation allowance	(890,920,000)	(826,870,000)
Total deferred tax assets	10,405,000	19,955,000
Deferred tax liabilities
Intangibles assets	(8,650,000)	(7,423,000)
Property, plant and equipment	(1,174,000)	(12,077,000)
Total deferred tax liabilities	(9,824,000)	(19,500,000)
Net deferred tax assets (liabilities)	$ 581,000	$ 455,000